Capital Structure, Financial Risk and Related Items - Fair Value Measurement (Details) - Net Book value - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 8,819	kr 7,419
Marketable Securities | Level 1
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	8,819	7,419
Other Investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	1,081	149
Other Investments | Level 1
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	1,067
Other Investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 14	kr 149